Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summary of Details of Earnings (Loss), Asset and Liabilities from Discontinued operation	Details of earnings (loss) from discontinued operations included in our consolidated statements of earnings are as follows (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Net Sales	$1,008.8	$896.9	$1,021.6
Cost of products sold, excluding intangible asset amortization	380.6	304.0	308.9
Intangible asset amortization	86.2	85.5	83.4
Research and development	61.3	49.0	55.2
Selling, general and administrative	480.5	465.0	533.7
Goodwill and intangible asset impairment	—	142.0	—
Restructuring and other cost reduction initiatives	3.3	9.7	1.8
Quality remediation	0.2	0.2	0.4
Acquisition, integration, divestiture and related	76.8	12.4	12.7
Other expense (income), net	0.5	(1.6)	(0.2)

(Loss) Earnings from discontinued operations before income taxes	(80.6)	(169.3)	25.7
(Benefit) Provision for income taxes from discontinued operations	(37.2)	(41.1)	12.3

(Loss) Earnings from discontinued operations, net of tax	$(43.4)	$(128.2)	$13.4

Details of assets and liabilities of discontinued operations are as follows (in millions):

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$100.4	$27.4
Accounts receivable, less allowance for credit losses	145.3	174.6
Inventories	246.5	276.5
Prepaid expenses and other current assets	9.4	9.7

Total Current Assets of Discontinued Operations	$501.6	$488.2

Property, plant and equipment, net	$179.9	$183.9
Goodwill	272.8	278.7
Intangible assets, net	766.2	891.0
Other assets	57.9	63.3

Total Noncurrent Assets of Discontinued Operations	$1,276.8	$1,416.9

Accounts payable	$44.7	$48.1
Income taxes payable	3.1	3.8
Other current liabilities	129.4	155.6

Total Current Liabilities of Discontinued Operations	$177.2	$207.5

Deferred income taxes, net	$107.1	$164.0
Other long-term liabilities	61.3	62.9

Total Noncurrent Liabilities of Discontinued Operations	$168.4	$226.9